EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share

	For the year ended December 31,
	(in millions, except per share data)
	2019	2018	2017
Income (loss) from continuing operations	$209.7	$241.7	$111.0
Income (loss) from discontinued operations-net of tax	(155.4)	(130.4)	(49.6)
Gain (loss) on disposition of discontinued operations-net of tax	0.1	2.4	67.3
Net income (loss)	$54.4	$113.7	$128.7
Basic shares:
Weighted average shares outstanding	71.1	75.4	92.8
Earnings (loss) per share - basic:
Income (loss) from continuing operations	$2.95	$3.21	$1.20
Income (loss) from discontinued operations-net of tax	(2.18)	(1.73)	(0.53)
Gain (loss) on disposition of discontinued operations-net of tax	—	0.03	0.72
Net income (loss)	$0.77	$1.51	$1.39
Diluted shares:
Weighted average shares outstanding - basic	71.1	75.4	92.8
Effect of dilutive securities:
Restricted stock awards	0.7	1.5	2.1
Diluted weighted average shares outstanding	71.8	76.9	94.9
Earnings (loss) per share - diluted:
Income (loss) from continuing operations	$2.92	$3.14	$1.17
Income (loss) from discontinued operations-net of tax	(2.16)	(1.69)	(0.52)
Gain (loss) on disposition of discontinued operations-net of tax	—	0.03	0.71
Net income (loss)	$0.76	$1.48	$1.36